Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Measurements
Schedule of financial assets that are measured at fair value on a recurring basis

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account - US Treasury securities	$402,628,612	$—	$—	$402,628,612
Liabilities:
Derivative warrant liabilities	$17,810,630	$—	$13,172,440	$30,983,070

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	Initial Fair	March 31,	June 30,
	Value	2021	2021
Option term (in years)	5 - 5.73	5.50	5.21
Volatility	23.8% -32.0%	32.00%	28.00%
Risk-free interest rate	0.38% - 0.48%	1.04%	0.91%
Expected dividends	0.00%	0.00%	0.00%
Probability of successful initial business combination	80.0%	85.0%	95.0%

Schedule of change in the fair value of the warrant liabilities

Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	26,443,080
Transfer of Public Warrants to a Level 1 measurement	(14,188,120)
Change in fair value of derivative warrant liabilities	2,817,980
Derivative warrant liabilities at March 31, 2021	15,072,940
Change in fair value of derivative warrant liabilities	(1,900,500)
Derivative warrant liabilities at June 30, 2021	$13,172,440